Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information

32. Segment Information

Financial information about its operating segments reported below is information that is separately available and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

In line with a change of management classification, from September 1, 2011, the environment and energy related businesses, which were heretofore included in the Corporate Financial Services segment, have been included in the Investment Banking segment, and the Investment Banking segment has been renamed the Investment and Operation segment.

Due to these changes, the reclassified figures are shown for the years ended March 31, 2010 and 2011.

An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Lending, leasing, commission business for the sale of financial products

Maintenance Leasing	:	Automobile leasing and rentals, car sharing, and precision measuring and IT-related equipment rentals and leasing

Real Estate	:	Real estate development, rental and financing, facility operation, REIT asset management, real estate investment and advisory services

Investment and Operation	:	Loan servicing (asset recovery), principal investment, venture capital and the environment and energy-related businesses

Retail	:	Life insurance, banking, and card loan business

Overseas Business	:	Leasing, lending, investment in bonds, investment banking, and ship- and aircraft-related operations

Financial information of the segments for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Millions of yen
Year ended March 31, 2010	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥84,167	¥226,179	¥215,001	¥87,318	¥155,491	¥185,906	¥954,062
Interest revenue	33,511	74	16,021	24,339	34,174	26,926	135,045
Interest expense	18,455	5,611	21,131	7,393	10,580	17,273	80,443
Depreciation and amortization	10,776	100,316	17,305	2,199	14,241	29,206	174,043
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	40,533	2,013	9,521	2,278	9,277	7,901	71,523
Write-downs of long-lived assets	152	0	4,379	283	0	2,163	6,977
Increase (Decrease) in policy liabilities	0	0	0	0	(32,927)	0	(32,927)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	613	86	3,747	(6,233)	19,039	8,635	25,887
Discontinued operations	(77)	0	12,732	917	104	(733)	12,943
Segment profits (losses)	(19,481)	23,307	138	(2,350)	31,104	37,142	69,860
Segment assets	1,140,251	515,716	1,677,402	511,333	1,578,758	860,815	6,284,275
Long-lived assets	25,626	303,809	1,013,190	48,540	44,838	133,462	1,569,465
Expenditures for long-lived assets	4,623	77,261	51,001	765	24	26,939	160,613
Investment in affiliates	15,605	631	82,768	56,704	167,293	86,700	409,701

	Millions of yen
Year ended March 31, 2011	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥79,305	¥225,830	¥217,590	¥89,595	¥148,768	¥176,875	¥937,963
Interest revenue	23,830	189	13,181	24,083	28,171	34,841	124,295
Interest expense	12,877	4,998	18,706	6,639	8,980	16,931	69,131
Depreciation and amortization	5,605	98,577	17,148	1,760	11,129	27,662	161,881
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	12,718	1,955	1,131	6,772	1,409	3,226	27,211
Write-downs of long-lived assets	104	0	13,278	996	0	1,770	16,148
Increase (Decrease) in policy liabilities	0	0	0	0	(11,692)	0	(11,692)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	487	157	2,585	1,333	52	13,382	17,996
Discontinued operations	121	0	7,004	6,225	87	(51)	13,386
Segment profits	10,035	26,203	54	13,212	23,777	45,639	118,920
Segment assets	968,327	502,738	1,539,814	506,011	1,653,704	972,224	6,142,818
Long-lived assets	37,919	312,261	1,016,039	45,139	42,686	193,724	1,647,768
Expenditures for long-lived assets	3,744	118,283	40,270	6,168	86	58,156	226,707
Investment in affiliates	15,993	710	84,325	55,151	110,375	106,813	373,367

	Millions of yen
Year ended March 31, 2012	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥72,449	¥231,951	¥222,631	¥73,293	¥160,071	¥187,240	¥947,635
Interest revenue	19,901	343	10,729	21,716	29,041	32,212	113,942
Interest expense	9,759	4,186	16,188	5,757	7,195	19,212	62,297
Depreciation and amortization	3,420	98,810	19,427	1,814	10,849	28,194	162,514
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,278	10	2,988	7,471	1,128	3,811	17,686
Write-downs of long-lived assets	793	0	11,311	713	0	798	13,615
Increase (Decrease) in policy liabilities	0	0	0	0	6,321	0	6,321
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	687	146	1,310	7,033	(9,996)	6,299	5,479
Discontinued operations	475	0	(644)	(401)	592	666	688
Segment profits	21,532	34,710	1,349	15,983	21,825	49,768	145,167
Segment assets	898,776	537,782	1,369,220	471,145	1,738,454	986,762	6,002,139
Long-lived assets	27,029	327,489	977,102	33,964	44,986	195,207	1,605,777
Expenditures for long-lived assets	909	126,779	22,945	507	14	63,506	214,660
Investment in affiliates	16,842	880	84,697	61,469	79,255	88,564	331,707

	Millions of U.S. dollars
Year ended March 31, 2012	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	$881	$2,822	$2,709	$892	$1,948	$2,278	$11,530
Interest revenue	242	4	131	264	353	392	1,386
Interest expense	119	51	197	70	88	233	758
Depreciation and amortization	42	1,202	236	22	132	343	1,977
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	28	0	36	91	14	46	215
Write-downs of long-lived assets	10	0	137	9	0	10	166
Increase (Decrease) in policy liabilities	0	0	0	0	77	0	77
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	8	2	16	86	(122)	77	67
Discontinued operations	6	0	(8)	(5)	7	8	8
Segment profits	262	422	16	194	266	606	1,766
Segment assets	10,935	6,543	16,659	5,733	21,152	12,006	73,028
Long-lived assets	329	3,985	11,888	413	547	2,375	19,537
Expenditures for long-lived assets	11	1,543	279	6	0	773	2,612
Investment in affiliates	205	11	1,031	748	964	1,077	4,036

Segment figures reported in these tables include operations classified as discontinued operations in the accompanying consolidated statements of income.

The accounting policies of the segments are almost the same as those described in Note 1 (“Significant Accounting and Reporting Policies”) except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, discontinued operations and the consolidation of certain variable interest entities (VIEs). Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Since the Company and its subsidiaries evaluate performance for the segments based on profit or loss before income taxes, tax expenses are not included in segment profits or losses. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests and discontinued operations, which are recognized net of tax, are adjusted to profit or loss before income tax. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities and certain foreign exchange gains or losses are excluded from the segment profits or losses, and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, other operating assets, inventories, advances for investment in operating leases (included in other assets) and investment in affiliates. This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated in accordance with ASC 810-10 (“Consolidations”), for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Segment revenues:
Total revenues for segments	¥954,062	¥937,963	¥947,635	$11,530
Revenues related to corporate assets	5,818	3,440	5,564	67
Revenues related to certain VIEs	3,455	51,747	41,833	509
Revenues from discontinued operations	(72,783)	(46,272)	(22,148)	(269)

Total consolidated revenues	¥890,552	¥946,878	¥972,884	$11,837

Segment profits:
Total profits for segments	¥69,860	¥118,920	¥145,167	$1,766
Corporate interest expenses, general and administrative expenses	(276)	(11,852)	(14,690)	(187)
Corporate write-downs of securities	(887)	(615)	0	0
Corporate net gains (losses) on investment securities	173	203	0	0
Corporate other gains (losses)	(3,004)	(4,876)	(3,689)	(36)
Gains (losses) related to assets or liabilities of certain VIEs	0	(1,591)	2,583	31
Discontinued operations	(12,989)	(12,220)	(1,279)	(15)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	3,180	5,332	2,392	29

Total consolidated income before income taxes and discontinued operations	¥56,057	¥93,301	¥130,484	$1,588

Segment assets:
Total assets for segments	¥6,284,275	¥6,142,818	¥6,002,139	$73,028
Cash and cash equivalents, restricted cash and time deposits	717,121	855,340	934,257	11,367
Allowance for doubtful receivables on direct financing leases and probable loan losses	(157,523)	(154,150)	(136,588)	(1,662)
Other receivables	210,521	182,013	188,108	2,289
Other corporate assets	485,746	543,728	501,023	6,095
Assets of certain VIEs	199,660	1,011,833	865,935	10,536

Total consolidated assets	¥7,739,800	¥8,581,582	¥8,354,874	$101,653

From April 1, 2010, certain assets and revenues related to certain VIEs and certain gains (losses) related to assets or liabilities of certain VIEs are included in the reconciliation of segment totals to consolidated financial statement amounts. Due to these changes, the reclassified figures are shown for the year ended March 31, 2010.

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2010
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥784,537	¥96,879	¥81,919	¥(72,783)	¥890,552
Income before income Taxes	33,180	18,743	17,123	(12,989)	56,057

	Millions of yen
	Year Ended March 31, 2011
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥771,403	¥138,975	¥82,772	¥(46,272)	¥946,878
Income before income Taxes	62,477	18,411	24,633	(12,220)	93,301

	Millions of yen
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥768,955	¥130,717	¥95,360	¥(22,148)	¥972,884
Income before income Taxes	77,439	26,894	27,430	(1,279)	130,484

	Millions of U.S. dollars
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	$9,356	$1,590	$1,160	$(269)	$11,837
Income before income Taxes	942	327	334	(15)	1,588

*Note:	1. Results of discontinued operations are included in each amount attributed to each geographic area.
2. Mainly United States
3. Mainly Asia, Europe, Oceania and Middle East

ASC 280-10 (“Segment Reporting”) requires disclosure of revenues from external customers for each product and service as enterprise-wide information. The consolidated statements of income in which the revenues are categorized based on the nature of the types of business conducted include the required information.

No single customer accounted for 10% or more of the total revenues for the years ended March 31, 2010, 2011 and 2012.